Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 143	$ 29	$ (148)
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	25	0	(29)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	50	39	(86)
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	0	1
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	67	(12)	(34)
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	2	0
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	0	0
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	23	29	(123)
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	(5)	(28)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	13	27	(62)
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	11	6	(34)
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	0	0
Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	120	0	(25)
Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	27	5	(1)
Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	37	12	(24)
Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	0	1
Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	56	(18)	0
Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	2	0
Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0	$ 0